Property, Plant and Equipment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,082,267	$ 1,066,382
Property, plant and equipment amounted			$ 2,105,393